INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventory Disclosure [Line Items]
Period of time on the market when inventory adjustment formula is first applied	2 years
Raw materials and consumables	$ 474	$ 424
Work-in-progress	78	79
Finished goods and goods for resale	1,653	1,341
Total inventories	2,205	1,844
Foreign exchange movements	1	1
Cost of inventories recognised as an expense and included in cost of goods sold	1,302	1,407	$ 1,129
Loss on factory shutdown costs or reduction in production	0		85
Inventories recognised as an expense within cost of goods sold resulting from inventory write-offs	117	105	$ 144
Reserves for excess and obsolete inventories
Schedule Of Inventory Disclosure [Line Items]
Provision	504
Foreign exchange movements	15
Excess and obsolete inventory
Schedule Of Inventory Disclosure [Line Items]
Provision	$ 504	$ 430
Orthopaedic instruments | Minimum
Schedule Of Inventory Disclosure [Line Items]
Useful economic life	3 years
Orthopaedic instruments | Maximum
Schedule Of Inventory Disclosure [Line Items]
Useful economic life	7 years